Subsequent Events [Text Block]	6 Months Ended
Sep. 30, 2013
Subsequent Events [Text Block]

19.    SUBSEQUENT EVENTS

Approval of Dividends

On November 14, 2013, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥7.0 per share of Common stock, totaling ¥99,145 million, that were payable on December 6, 2013 to the shareholders of record on September 30, 2013.

Acquisition of Krungsri

On December 18, 2013, BTMU completed a Voluntary Tender Offer (“VTO”) for Bank of Ayudhya Public Company Limited (“Krungsri”) shares at Thai baht 39 per share. Upon the completion of VTO, BTMU purchased approximately 72.01% of Krungsri’s total outstanding shares for approximately Thai baht 171 billion (equivalent to approximately ¥550 billion based on the currency exchange rate of Thai baht to yen as of December 18, 2013) in cash. As a result of the acquisition of a majority stake in Krungsri by BTMU, Krungsri has become a subsidiary of BTMU.

Krungsri is a commercial bank in Thailand offering diversified financial services while holding wide range of client base and market knowledge. As a part of a strategy designed to further develop BTMU’s businesses in Asia, the investment in Krungsri aims to establish a full-fledged commercial banking platform in Asia. Through this acquisition of Krungsri and BTMU’s existing branch in Thailand, MUFG will strengthen the business foundation in Asia by providing comprehensive financial services for various local customers and multinational corporate customers.

The initial accounting for the business combination is incomplete and supplemental pro forma information of this acquisition could not be disclosed in the accompanying condensed consolidated financial statements because this transaction occurred near the time of the issuance of such condensed consolidated financial statements and the MUFG Group is still in the process of determining the fair value of assets acquired, liabilities assumed, and non-controlling interest.